First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments
February 29, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) – 86.9%
	Construction & Engineering – 0.8%
8,890	Quanta Services, Inc.	$2,147,024
	Electric Utilities – 18.9%
144,690	Alliant Energy Corp.	6,908,948
116,900	American Electric Power Co., Inc. (c)	9,958,711
9,110	Duke Energy Corp.	836,571
18,930	Emera, Inc. (CAD)	663,941
79,420	Enel S.p.A., ADR	501,140
17,000	Entergy Corp.	1,726,690
66,500	Evergy, Inc.	3,294,410
78,130	Eversource Energy (c)	4,586,231
62,300	Exelon Corp. (c)	2,232,832
18,450	Fortis, Inc. (CAD)	711,409
16,230	IDACORP, Inc.	1,430,025
11,600	Orsted A/S, ADR	218,080
268,890	PPL Corp. (c)	7,090,629
113,000	Southern (The) Co. (c)	7,599,250
73,650	Xcel Energy, Inc.	3,880,619
		51,639,486
	Energy Equipment & Services – 0.5%
80,600	Archrock, Inc.	1,472,562
	Gas Utilities – 7.5%
83,700	AltaGas Ltd. (CAD)	1,794,078
57,900	Atmos Energy Corp.	6,537,489
10,000	Chesapeake Utilities Corp.	1,020,300
154,200	National Fuel Gas Co.	7,515,708
14,800	New Jersey Resources Corp.	615,828
44,720	ONE Gas, Inc.	2,665,312
13,894	UGI Corp.	340,125
		20,488,840
	Independent Power & Renewable Electricity Producers – 2.3%
274,170	AES (The) Corp. (c)	4,167,384
81,970	Clearway Energy, Inc., Class A	1,660,712
14,170	EDP Renovaveis S.A. (EUR)	192,892
18,940	Northland Power, Inc. (CAD)	320,981
		6,341,969
	Multi-Utilities – 13.9%
11,500	Ameren Corp.	818,685
147,910	Atco Ltd., Class I (CAD)	4,051,000
17,020	Canadian Utilities Ltd., Class A (CAD)	383,253
42,619	CenterPoint Energy, Inc.	1,172,023
53,600	CMS Energy Corp.	3,075,032
32,310	DTE Energy Co.	3,500,788
78,500	Public Service Enterprise Group, Inc.	4,898,400
190,640	Sempra	13,459,184
86,320	WEC Energy Group, Inc.	6,775,257
		38,133,622
	Oil, Gas & Consumable Fuels – 42.9%
180,090	BP PLC, ADR	6,301,349
40,178	Cheniere Energy, Inc. (c)	6,235,626
22,000	Chevron Corp.	3,344,220
278,590	DT Midstream, Inc.	16,055,142

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments (Continued)
February 29, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Oil, Gas & Consumable Fuels (Continued)
71,800	Enbridge, Inc.	$2,471,356
47,000	Exxon Mobil Corp.	4,912,440
336,830	Keyera Corp. (CAD)	8,287,038
954,565	Kinder Morgan, Inc.	16,599,885
200,095	ONEOK, Inc.	15,031,136
108,530	Shell PLC, ADR	6,818,940
103,070	Targa Resources Corp. (c)	10,125,597
20,455	TC Energy Corp.	808,995
106,730	TotalEnergies SE, ADR	6,838,191
374,750	Williams (The) Cos., Inc.	13,468,515
		117,298,430
	Water Utilities – 0.1%
2,170	American Water Works Co., Inc.	257,232
	Total Common Stocks	237,779,165
	(Cost $233,754,092)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) – 35.0%
	Chemicals – 0.6%
69,395	Westlake Chemical Partners, L.P.	1,543,345
	Energy Equipment & Services – 0.1%
14,800	USA Compression Partners, L.P.	369,556
	Independent Power & Renewable Electricity Producers – 0.7%
70,618	NextEra Energy Partners, L.P. (d)	1,939,876
	Oil, Gas & Consumable Fuels – 33.6%
99,089	Cheniere Energy Partners, L.P.	4,817,707
1,572,880	Energy Transfer, L.P.	23,026,963
29,780	EnLink Midstream, LLC (d)	367,187
999,240	Enterprise Products Partners, L.P.	27,429,138
143,510	Hess Midstream, L.P., Class A (d)	4,892,256
250,770	MPLX, L.P.	9,639,599
1,255,078	Plains GP Holdings, L.P., Class A (d)	21,587,342
		91,760,192
	Total Master Limited Partnerships	95,612,969
	(Cost $65,969,334)
Shares	Description	Value
MONEY MARKET FUNDS (a) – 3.1%
8,477,409	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.17% (e)	8,477,409
	(Cost $8,477,409)
	Total Investments – 125.0%	341,869,543
	(Cost $308,200,835)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS – (0.2)%
	Call Options Written – (0.2)%
(2,741)	AES (The) Corp.	$(4,166,320)	$19.00	03/15/24	(8,223)
(1,169)	American Electric Power Co., Inc.	(9,958,711)	85.00	03/15/24	(160,153)
(401)	Cheniere Energy, Inc.	(6,223,520)	160.00	03/15/24	(54,135)

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments (Continued)
February 29, 2024 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(781)	Eversource Energy	$(4,584,470)	$60.00	03/15/24	$(35,926)
(623)	Exelon Corp.	(2,232,832)	36.00	04/19/24	(52,955)
(2,688)	PPL Corp.	(7,088,256)	27.00	04/19/24	(88,704)
(1,130)	Southern (The) Co.	(7,599,250)	69.00	03/15/24	(40,680)
(1,030)	Targa Resources Corp.	(10,118,720)	100.00	03/15/24	(83,430)
	Total Written Options				(524,206)
	(Premiums received $426,480)

Outstanding Loans – (25.7)%	(70,300,000)
Net Other Assets and Liabilities – 0.9%	2,420,426
Net Assets – 100.0%	$273,465,763

Interest Rate Swap Agreements:
Counterparty	Rate Receivable	Expiration Date	Notional Amount	Rate Payable	Unrealized Appreciation (Depreciation)/ Value
Bank of Nova Scotia (1)	5.434%(2)	09/03/24	$36,475,000	2.367%(3)	$627,664
N/A (4) (5)	5.330%(6)	10/21/25	303,796	5.330%(7)	(120)
			$36,778,796		$627,545
(1) Payment frequency is monthly
(2) SOFR + 0.11448%
(3) Fixed Rate
(4) Centrally cleared on the Chicago Mercantile Exchange
(5) No cash payments are made by either party prior to the expiration dates shown above
(6) Federal Funds Rate
(7) SOFR + 0.01036%

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	All or a portion of this security’s position represents cover for outstanding options written.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of February 29, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
EUR	– Euro
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments (Continued)
February 29, 2024 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows:
ASSETS TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$237,779,165	$237,779,165	$—	$—
Master Limited Partnerships*	95,612,969	95,612,969	—	—
Money Market Funds	8,477,409	8,477,409	—	—
Total Investments	341,869,543	341,869,543	—	—
Interest Rate Swap Agreements	627,664	—	627,664	—
Total	$342,497,207	$341,869,543	$627,664	$—

LIABILITIES TABLE
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Interest Rate Swap Agreements	$(120)	$—	$(120)	$—
Written Options	(524,206)	(515,983)	(8,223)	—
Total	$(524,326)	$(515,983)	$(8,343)	$—

*	See Portfolio of Investments for industry breakout.